Schedule of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2009
Debt Instrument [Line Items]
Unamortized discount	$ 87
Manufacturing Operations
Debt Instrument [Line Items]
Unamortized discount	87
Manufacturing Operations | Line of Credit
Debt Instrument [Line Items]
Unamortized discount	9
Manufacturing Operations | Notes Payable to Banks
Debt Instrument [Line Items]
Stated interest rate	8.25%		8.25%
Unamortized discount	28	33	37
Manufacturing Operations | Convertible Subordinated Debt
Debt Instrument [Line Items]
Stated interest rate	3.00%		3.00%
Unamortized discount	$ 50	$ 73
Manufacturing Operations | Tax Exempt Bond
Debt Instrument [Line Items]
Stated interest rate	6.50%